CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests		$ 17,332	$ 7,502	$ 13,886
Add: Citigroup’s other comprehensive income (loss)
Net change in unrealized gains and losses on investment securities, net of taxes		(964)	1,697	(2,237)
Net change in cash flow hedges, net of taxes		292	336	1,048
Benefit plans liability adjustment, net of taxes	[1]	43	(1,170)	1,281
Net change in foreign currency translation adjustment, net of taxes and hedges		(5,499)	(4,946)	(2,329)
Citigroup’s total other comprehensive income (loss)		(6,128)	(4,083)	(2,237)
Total comprehensive income before attribution of noncontrolling interests		11,204	3,419	11,649
Less: Net income attributable to noncontrolling interests		90	192	227
Citigroup’s comprehensive income		$ 11,114	$ 3,227	$ 11,422

[1]	Reflects adjustments based on the actuarial valuations of the Company’s pension and postretirement plans, including changes in the mortality assumptions at December 31, 2014, and amortization of amounts previously recognized in Accumulated other comprehensive income (loss). See Note 8 to the Consolidated Financial Statements.